Note 3 - Revenue (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year Ended
	June 30,
	2024	2023
	(in thousands)
ADHD Portfolio	$57,784	$46,855
Pediatric Portfolio	7,280	25,377
Other	119	1,567
Total net revenue	$65,183	$73,799